Derivative financial instruments and Short positions (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Futures contract [member]
IfrsStatementLineItems [Line Items]
Curve value
Futures contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve value	42,617,519
Accounting Value - liability	403,700		23,447,934
CashFlowHedgeAdjustmentToMarketValue	43,021,219
Curve Value	75,057,601	41,437,967	46,649,331
Futures contract [member] | Hedge Instruments [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Accounting Value - liability	54,882		19,500,234
CashFlowHedgeAdjustmentToMarketValue	14,094,417		19,500,234
Market Value			23,447,934
Curve Value	14,039,535	2,850,589
Futures contract [member] | Hedge Instruments [Member] | Hedge Of Securities 1 [Member]
IfrsStatementLineItems [Line Items]
Accounting Value - liability	348,474
CashFlowHedgeAdjustmentToMarketValue	17,475,300
Curve Value	17,126,826
Futures contract [member] | Hedge Instruments [Member] | Funding Hedge [Member]
IfrsStatementLineItems [Line Items]
Accounting Value - liability	344
CashFlowHedgeAdjustmentToMarketValue	11,451,502
Curve Value	11,451,158
Futures contract [member] | Hedge Instruments [Member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value	3,971,751	38,587,378	46,649,331
Futures contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
[custom:CurveValue2-0]	42,568,476
Market Value	2,611,153
CashFlowHedgeAccountingValue	45,179,629		23,447,934
Curve Value	75,953,237	46,351,128	42,529,036
Futures contract [member] | Hedge Objects [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Market Value	2,647,973
CashFlowHedgeAccountingValue	14,899,280
Curve Value	12,251,307	2,738,830
Futures contract [member] | Hedge Objects [Member] | Hedge Of Securities 1 [Member]
IfrsStatementLineItems [Line Items]
Market Value	1,912,343
CashFlowHedgeAccountingValue	20,288,248
Curve Value	18,375,905
Futures contract [member] | Hedge Objects [Member] | Funding Hedge [Member]
IfrsStatementLineItems [Line Items]
Market Value	(1,949,163)
CashFlowHedgeAccountingValue	9,992,101
Curve Value	11,941,264
Futures contract [member] | Hedge Objects [Member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value	3,787,939	43,612,299	42,529,036
Futures contract [member] | Hedge Object [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
CashFlowHedgeAccountingValue			23,447,934
Swap contract [member]
IfrsStatementLineItems [Line Items]
Curve value	(3,682,261)	(1,804,744)	(3,076,947)
Swap contract [member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve value		28,542,862
Accounting Value - liability		(577,845)
CashFlowHedgeAdjustmentToMarketValue		27,965,018
Swap contract [member] | Hedge Of Securities 1 [Member]
IfrsStatementLineItems [Line Items]
Curve value		11,069,000
Accounting Value - liability		(38,191)
CashFlowHedgeAdjustmentToMarketValue		11,030,809
Swap contract [member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve value		110,932,644
Accounting Value - liability		(616,062)
CashFlowHedgeAdjustmentToMarketValue		110,316,582
Swap contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve value		128,673,067
Swap contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Accounting Value - liability			1,428,053
CashFlowHedgeAdjustmentToMarketValue			1,428,053
Market Value		(8,912,769)	1,302,666
Curve Value	437,702	84,767
Swap contract [member] | Hedge Instruments [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Accounting Value - liability			1,428,053
CashFlowHedgeAdjustmentToMarketValue			1,428,053
Market Value		1,508,397
Curve Value		84,767
Swap contract [member] | Hedge Instruments [Member] | Hedge Of Securities 1 [Member]
IfrsStatementLineItems [Line Items]
Market Value		122,264
Swap contract [member] | Hedge Instruments [Member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve value		71,320,781
Accounting Value - liability		(26)	19,500,234
CashFlowHedgeAdjustmentToMarketValue			19,500,234
Market Value		(10,543,430)	1,302,666
Curve Value
CashFlowHedgeAdjustmentToMarketValue		71,320,756
Swap contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Accounting Value - liability		119,760,298
Curve Value	461,499	84,937
Swap contract [member] | Hedge Objects [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve value		28,659,545
Accounting Value - liability		30,167,942
Curve Value		84,937
Swap contract [member] | Hedge Objects [Member] | Hedge Of Securities 1 [Member]
IfrsStatementLineItems [Line Items]
Curve value		10,176,522
Accounting Value - liability		10,298,786
Swap contract [member] | Hedge Objects [Member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve value		89,837,000
Accounting Value - liability		R$ 79,293,570
Curve Value
Swap contract [member] | Hedge Object [Member]
IfrsStatementLineItems [Line Items]
CashFlowHedgeAccountingValue			1,302,666
Swap contract [member] | Hedge Object [Member] | Hedge of Securities [Member]
IfrsStatementLineItems [Line Items]
CashFlowHedgeAccountingValue			R$ 1,302,666